Convertible Debentures	12 Months Ended
Jan. 31, 2026
Convertible Debentures
Convertible Debenture

5. Convertible Debentures

Convertible Debentures $

Balance, January 31, 2023	–
Proceeds from issuances of convertible debentures (Notes 5(a) and 14)	300,000
Transfer of conversion component to equity	(60,385)
Accretion and interest	5,619

Balance, January 31, 2024	245,234
Proceeds from issuances of convertible debentures (Notes 5(b), 5(c), 5(d), 5(e) and 14)	1,243,000
Transfer of conversion component to equity	(292,219)
Transaction costs (Notes 5(b), 5(c) and 5(e))	(33,406)
Accretion and interest	239,553
Interest payments	(26,526)
Conversion (Notes 5(a), 5(b), 5(c), 5(e), 8(f) and 14)	(555,083)
Balance, January 31, 2025	820,553
Accretion and interest	105,473
Conversion (Notes 5(a), 5(c), 5(d), 8(a) and 14)	(640,715)
Balance, January 31, 2026	285,311

(a) On December 31, 2023, the Company issued unsecured convertible debentures for $300,000 (Note 14). The debentures bear interest at 10% per annum, have a maturity date of June 30, 2025 and are convertible into units, with each unit consisting of one common share and one share purchase warrant, at a conversion price equal to $0.10 per unit. Each share purchase warrant received on conversion will have an exercise price of $0.10 per warrant and will expire on December 31, 2025. The effective interest rate had been determined to be 15.1% per annum.

In May and July 2024, principal and accrued interest of $300,000 and $3,534, respectively, were converted into a total of 3,035,342 common shares and 3,035,342 share purchase warrants of the Company (Note 14). Carrying value of $263,498 of convertible debentures were allocated to common shares (Note 8(f)). The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants (Note 9(c)).

In May 2025, accrued interest totaling $993 was converted into a total of 9,932 common shares and 9,932 share purchase warrants of the Company. Carrying value of $844 of accrued interest was allocated to common shares (Note 8(a)). The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $149 allocated to the warrants (Note 9(c)).

(b) On February 29, 2024, the Company issued unsecured convertible debentures for $65,000. The debentures bear interest at 10% per annum, have maturity date of February 28, 2026 and are convertible into units, with each unit consisting of one common share and one share purchase warrant, at a conversion price equal to $0.10 per unit. Each share purchase warrant received on conversion will have an exercise price of $0.10 per warrant and will expire on August 31, 2026. The effective interest rate had been determined to be 13.6% per annum.

Transaction costs totaling $8,955 consisted of the following: 78,000 brokers’ warrants (Note 9(c)) with fair value of $3,755 and brokers’ fee of $5,200. Brokers’ warrants entitle the holder to purchase one common share at an exercise price of $0.10 and expire on February 28, 2026. The fair values of the brokers’ warrants were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model to value the brokers’ warrants.

In July 2024, principal of $35,000 was converted into 350,000 common shares and 350,000 share purchase warrants of the Company (Note 8(f)). Carrying value of $28,077 of convertible debentures were allocated to common shares (Note 8(f)). The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants (Note 9(c)).

(c) On March 28, 2024, the Company issued unsecured convertible debentures for $780,000 (Note 14). The debentures bear interest at 10% per annum, have maturity date of March 27, 2026 and are convertible into units, with each unit consisting of one common share and one share purchase warrant, at a conversion price equal to $0.10 per unit. Each share purchase warrant received on conversion will have an exercise price of $0.10 per warrant and will expire on September 27, 2026. The effective interest rate had been determined to be 13.4% per annum.

Transaction costs totaling $19,906 consisted of the following: 168,000 brokers’ warrants (Note 9(c)) with fair value of $8,706 and brokers’ fee of $11,200. Brokers’ warrants entitle the holder to purchase one common share at an exercise price of $0.10 and expire on March 27, 2026. The fair values of the brokers’ warrants were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model to value the brokers’ warrants.

In July 2024, principal and accrued interest of $295,000 and $3,370, respectively, were converted into a total of 2,983,699 common shares and 2,983,699 share purchase warrants of the Company (Note 14). Carrying value of $241,174 of convertible debentures were allocated to common shares (Note 8(f)). The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants (Note 9(c)).

In March, May, June and September 2025, principal and accrued interest of $250,000 and $47,315, respectively, were converted into a total of 2,973,151 common shares and 2,973,151 share purchase warrants of the Company. Carrying value of $259,984 of convertible debentures was allocated to common shares (Note 8(a)). The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $68,477 allocated to the warrants (Note 9(c)).

(d) On April 2, 2024, the Company issued unsecured convertible debentures for $368,000. The debentures bear interest at 10% per annum, have maturity date of April 1, 2026 and are convertible into units, with each unit consisting of one common share and one share purchase warrant, at a conversion price equal to $0.10 per unit. Each share purchase warrant received on conversion will have an exercise price of $0.10 per warrant and will expire on October 1, 2026. The effective interest rate had been determined to be 13.6% per annum.

In May 2025, principal and accrued interest of $368,000 and $41,090, respectively, were converted into a total of 4,090,904 common shares and 4,090,904 share purchase warrants of the Company. Carrying value of $358,863 of convertible debentures was allocated to common shares (Note 8(a)). The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $97,935 allocated to the warrants (Note 9(c)).

(e) On April 30, 2024, the Company issued unsecured convertible debentures for $30,000. The debentures bear interest at 10% per annum, have maturity date of April 29, 2026 and are convertible into units, with each unit consisting of one common share and one share purchase warrant, at a conversion price equal to $0.10 per unit. Each share purchase warrant received on conversion will have an exercise price of $0.10 per warrant and will expire on October 29, 2026. The effective interest rate has been determined to be 13.5% per annum.

Transaction costs totaling $4,545 consisted of the following: 36,000 brokers’ warrants (Note 9(c)) with fair value of $2,145 and brokers’ fee of $2,400. Brokers’ warrants entitle the holder to purchase one common share at an exercise price of $0.10 and expire on April 29, 2026. The fair values of the brokers’ warrants were determined using the fair values of the common shares issued as values of services provided could not be estimated reliably. The Company used the Black-Scholes option pricing model to value the brokers’ warrants.

In October and December 2024, principal of $30,000 was converted into 300,000 common shares and 300,000 share purchase warrants of the Company. Carrying value of $24,559 of convertible debentures were allocated to common shares (Note 8(f)). The residual method was used to allocate the proceeds between the common shares and the warrants which resulted in a value of $nil allocated to the warrants (Note 9(c)).

The convertible debentures contained no financial covenants. The liability components of the convertible debentures were determined by using discounted cash flows to measure the fair values of similar liabilities that exclude convertibility features at initial recognition. Accretion for the year ended January 31, 2026 was $60,299 (2025 - $138,438; 2024 - $3,071). As at January 31, 2026, accrued interest of $26,011 (January 31, 2025 - $74,589) was included in convertible debentures.